Employee compensation and benefits - Average number of persons employed by HSBC during the year by geographical region (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Average number of employees	220,928	227,552	232,642
HSBC UK Bank plc
Disclosure of geographical areas [line items]
Average number of employees	20,034	20,415	20,501
HSBC Bank plc
Disclosure of geographical areas [line items]
Average number of employees	11,456	14,809	15,405
The Hongkong and Shanghai Banking Corporation Limited
Disclosure of geographical areas [line items]
Average number of employees	54,478	54,321	54,792
HSBC Bank Middle East Limited
Disclosure of geographical areas [line items]
Average number of employees	3,344	3,316	3,338
HSBC North America Holdings Inc.
Disclosure of geographical areas [line items]
Average number of employees	5,928	6,046	6,749
HSBC Bank (Singapore) Limited
Disclosure of geographical areas [line items]
Average number of employees	758	4,354	4,241
Grupo Financiero HSBC, S. A. de C. V.
Disclosure of geographical areas [line items]
Average number of employees	13,928	14,412	14,484
Other trading entities
Disclosure of geographical areas [line items]
Average number of employees	8,393	9,247	10,026
Holding companies, shared service centres and intra-Group eliminations
Disclosure of geographical areas [line items]
Average number of employees	102,609	100,632	103,106